KPMG LLP Aon Center Suite 5500 200 E. Randolph Street Chicago, IL 60601-6436

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Horace Mann Life Insurance Company and Contract Owners of Horace Mann Life Insurance Company Group Annuity Separate Account:

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of the sub-accounts listed in the Appendix that comprise the Horace Mann Life Insurance Company Group Annuity Separate Account (the Separate Account) as of December 31, 2021, the related statement of operations for the year listed in the Appendix and changes in net assets for the years listed in the Appendix, and the related notes including the financial highlights in note 6 (collectively, the financial statements) for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2021, the results of its operations for the year listed in the Appendix, changes in its net assets for the years listed in the Appendix, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Horace Mann Life Insurance Company’s Separate Accounts since 1989.

Chicago, Illinois

April 15, 2022

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of net assets as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AllianceBernstein VPS Large Cap Growth Portfolio Class B	Goldman Sachs VIT International Equity Fund Institutional Shares

Ariel Fund Investor Class	Lord Abbett Series Fund Growth Opportunities Portfolio

Ariel Appreciation Fund Investor Class	Neuberger Berman Genesis Fund Advisor Class

BlackRock Funds II Core Bond Portfolio	Putnam VT George Putnam Balanced Fund Class A

BlackRock Liquidity Funds Temp Fund	Templeton Global Smaller Companies Fund Class A

BlackRock Funds II Low Duration Bond Portfolio	T. Rowe Price Science & Technology Fund Advisor Class

BlackRock Funds III S&P 500 Stock Fund	Wilshire VIT Global Allocation Fund

Davis Value Portfolio

Fidelity VIP Mid Cap Portfolio SC2

LTR2

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2021

	ALLIANCE BERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	ARIEL APPRECIATION FUND INVESTOR CLASS	ARIEL FUND INVESTOR CLASS	BLACKROCK FUNDS II CORE BOND PORTFOLIO	BLACKROCK LIQUIDITY FUNDS TEMPFUND	BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	BLACKROCK FUNDS III S&P 500 STOCK FUND	DAVIS VALUE PORTFOLIO
ASSETS
INVESTMENTS AT MARKET VALUE	$1,404,838	$2,297,141	$2,608,197	$213,626	$227,506	$167,817	$2,289,561	$2,586,075
TOTAL ASSETS	$1,404,838	$2,297,141	$2,608,197	$213,626	$227,506	$167,817	$2,289,561	$2,586,075
NET ASSETS

ACTIVE CONTRACTS	$1,404,838	$2,297,141	$2,608,197	$213,626	$227,506	$167,817	$2,289,561	$2,586,075

PAYOUT CONTRACTS	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$1,404,838	$2,297,141	$2,608,197	$213,626	$227,506	$167,817	$2,289,561	$2,586,075
INVESTMENTS

COST OF INVESTMENTS	$744,241	$2,279,813	$1,954,050	$207,650	$227,426	$169,153	$1,074,095	$2,617,855

UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	$660,597	$17,328	$654,147	$5,976	$80	$(1,336)	$1,215,466	$(31,780)

NUMBER OF SHARES IN UNDERLYING MUTUAL FUNDS	16,398	48,148	31,221	21,843	227,415	17,446	4,086	287,982

TOTAL NET ASSETS REPRESENTED BY:

NUMBER OF UNITS OUTSTANDING:

M&E RATE .0000	–	–	–	–	–	–	–	–

M&E RATE .0029	–	–	–	–	–	–	–	–

M&E RATE .0039	–	–	–	–	–	–	–	–

M&E RATE .0080	9,668	13,618	13,770	12,277	206,537	12,423	21,040	67,634

M&E RATE .0125	–	–	–	–	–	–	–	–

M&E RATE .0145	–	–	–	–	–	–	–	–

M&E RATE .0155	–	–	–	–	–	–	–	–

M&E RATE .0165	–	–	–	–	–	–	–	–

RETIRED PAYOUT	–	–	–	–	–	–	–	–

TOTAL UNITS	9,668	13,618	13,770	12,277	206,537	12,423	21,040	67,634

ACCUMULATION UNIT VALUE (NET ASSETS DIVIDED BY UNITS OUTSTANDING)

M&E RATE .0000	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0029	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0039	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0080	$145.32	$168.70	$189.42	$17.40	$1.10	$13.51	$108.82	$38.24

M&E RATE .0125	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0145	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0155	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0165	$–	$–	$–	$–	$–	$–	$–	$–

RETIRED PAYOUT	$–	$–	$–	$–	$–	$–	$–	$–

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2021

	FIDELITY VIP MID CAP PORTFOLIO SC2	GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS A	TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	WILSHIRE VIT GLOBAL ALLOCATION FUND
ASSETS
INVESTMENTS AT MARKET VALUE	$2,686,193	$639,214	$367,769	$1,986,101	$672,639	$344,679	$509,596	$16,034
TOTAL ASSETS	$2,686,193	$639,214	$367,769	$1,986,101	$672,639	$344,679	$509,596	$16,034
NET ASSETS

ACTIVE CONTRACTS	$2,686,193	$639,214	$367,769	$1,986,101	$672,639	$344,679	$509,596	$16,034

PAYOUT CONTRACTS	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$2,686,193	$639,214	$367,769	$1,986,101	$672,639	$344,679	$509,596	$16,034

INVESTMENTS

COST OF INVESTMENTS	$2,284,074	$573,951	$405,336	$1,582,813	$397,980	$284,719	$544,417	$13,696

UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	$402,119	$65,263	$(37,567)	$403,288	$274,659	$59,960	$(34,821)	$2,338

NUMBER OF SHARES IN UNDERLYING MUTUAL FUNDS	68,195	69,783	26,864	26,938	44,783	31,221	11,859	696

TOTAL NET ASSETS REPRESENTED BY:

NUMBER OF UNITS OUTSTANDING:

M&E RATE .0000	–	–	–	–	–	–	–	–

M&E RATE .0029	–	–	–	–	–	–	–	–

M&E RATE .0039	–	–	–	–	–	–	–	–

M&E RATE .0080	20,824	33,970	5,598	15,794	21,687	6,396	3,921	512

M&E RATE .0125	–	–	–	–	–	–	–	–

M&E RATE .0145	–	–	–	–	–	–	–	–

M&E RATE .0155	–	–	–	–	–	–	–	–

M&E RATE .0165	–	–	–	–	–	–	–	–

RETIRED PAYOUT	–	–	–	–	–	–	–	–

TOTAL UNITS	20,824	33,970	5,598	15,794	21,687	6,396	3,921	512

ACCUMULATION UNIT VALUE (NET ASSETS DIVIDED BY UNITS OUTSTANDING)

M&E RATE .0000	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0029	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0039	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0080	$129.00	$18.82	$65.69	$125.75	$31.02	$53.89	$129.96	$31.34

M&E RATE .0125	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0145	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0155	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0165	$–	$–	$–	$–	$–	$–	$–	$–

RETIRED PAYOUT	$–	$–	$–	$–	$–	$–	$–	$–

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2021

	ALLIANCE BERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	ARIEL APPRECIATION FUND INVESTOR CLASS	ARIEL FUND INVESTOR CLASS	BLACKROCK FUNDS II CORE BOND PORTFOLIO	BLACKROCK LIQUIDITY FUNDS TEMPFUND	BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	BLACKROCK FUNDS III S&P 500 STOCK FUND	DAVIS VALUE PORTFOLIO
INVESTMENT INCOME
DIVIDEND INCOME DISTRIBUTION	$–	$10,259	$1,126	$3,885	$66	$1,676	$25,194	$15,567
INVESTMENT INCOME	–	10,259	1,126	3,885	66	1,676	25,194	15,567
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
CAPITAL GAIN DISTRIBUTION	94,724	280,921	138,280	1,346	–	108	13,309	423,888
NET REALIZED GAIN (LOSS) ON INVESTMENTS	93,718	65,951	120,077	3,558	9	49	269,340	(47,075)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	140,497	148,362	376,032	(14,458)	(54)	(2,674)	219,055	56,541
NET GAIN (LOSS) ON INVESTMENTS	328,939	495,234	634,389	(9,554)	(45)	(2,517)	501,704	433,354
EXPENSES
MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(10,378)	(18,240)	(20,549)	(2,344)	(1,861)	(1,377)	(16,994)	(21,876)
TOTAL EXPENSES	(10,378)	(18,240)	(20,549)	(2,344)	(1,861)	(1,377)	(16,994)	(21,876)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$318,561	$487,253	$614,966	$(8,013)	$(1,840)	$(2,218)	$509,904	$427,045

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2021

	FIDELITY VIP MID CAP PORTFOLIO SC2	GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS A	TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	WILSHIRE VIT GLOBAL ALLOCATION FUND
INVESTMENT INCOME
DIVIDEND INCOME DISTRIBUTION	$9,279	$18,497	$–	$–	$6,644	$930	$–	$180
INVESTMENT INCOME	9,279	18,497	–	–	6,644	930	–	180
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
CAPITAL GAIN DISTRIBUTION	419,035	15,617	82,888	201,172	36,716	33,698	132,311	874
NET REALIZED GAIN (LOSS) ON INVESTMENTS	67,343	10,351	79,763	4,740	43,103	35,223	70,798	1,336
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	66,814	24,929	(140,459)	108,556	316	(20,312)	(177,729)	(124)
NET GAIN (LOSS) ON INVESTMENTS	553,192	50,897	22,192	314,468	80,135	48,609	25,380	2,086
EXPENSES
MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(20,504)	(5,036)	(3,038)	(15,542)	(5,248)	(3,030)	(4,402)	(147)
TOTAL EXPENSES	(20,504)	(5,036)	(3,038)	(15,542)	(5,248)	(3,030)	(4,402)	(147)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$541,967	$64,358	$19,154	$298,926	$81,531	$46,509	$20,978	$2,119

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	ALLIANCE BERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	ARIEL APPRECIATION FUND INVESTOR CLASS	ARIEL FUND INVESTOR CLASS	BLACKROCK FUNDS II CORE BOND PORTFOLIO	BLACKROCK LIQUIDITY FUNDS TEMPFUND	BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	BLACKROCK FUNDS III S&P 500 STOCK FUND	DAVIS VALUE PORTFOLIO
OPERATIONS

Investment Income	$–	$10,259	$1,126	$3,885	$66	$1,676	$25,194	$15,567

Capital gain distribution	94,724	280,921	138,280	1,346	–	108	13,309	423,888

Net realized gain (loss) on investments	93,718	65,951	120,077	3,558	9	49	269,340	(47,075)

Net change in unrealized appreciation (depreciation) on investments	140,497	148,362	376,032	(14,458)	(54)	(2,674)	219,055	56,541

Mortality and expense risk charge (Note 3)	(10,378)	(18,240)	(20,549)	(2,344)	(1,861)	(1,377)	(16,994)	(21,876)
Net increase (decrease) in net assets resulting from operations	318,561	487,253	614,966	(8,013)	(1,840)	(2,218)	509,904	427,045
CONTRACT OWNERS’ TRANSACTIONS

Gross stipulated payments received	–	–	–	–	–	–	–	–

Net transfer from (to) fixed accumulation account	(1,276)	61,877	62,649	111	1	9	(101,929)	57,138

Transfer between funds	–	(61,755)	(3,343)	462	–	460	64,309	(62,234)

Payments to contract owners	(112,122)	(218,661)	(207,814)	(104,919)	(12,033)	(7,145)	(163,731)	(397,826)

Annual maintenance charge (Note 3)	–	–	–	–	–	–	–	–

Surrender charges (Note 3)	–	–	–	–	–	–	–	–

Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(113,398)	(218,539)	(148,508)	(104,346)	(12,032)	(6,676)	(201,351)	(402,922)
TOTAL INCREASE (DECREASE) IN NET ASSETS	205,163	268,714	466,458	(112,359)	(13,872)	(8,894)	308,553	24,123

Net Assets:

Beginning of period	1,199,675	2,028,427	2,141,739	325,985	241,378	176,711	1,981,008	2,561,952
End of period	$1,404,838	$2,297,141	$2,608,197	$213,626	$227,506	$167,817	$2,289,561	$2,586,075

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	FIDELITY VIP MID CAP PORTFOLIO SC2	GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS A	TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS

Investment Income	$9,279	$18,497	$–	$–	$6,644	$930	$–	$180

Capital gain distribution	419,035	15,617	82,888	201,172	36,716	33,698	132,311	874

Net realized gain (loss) on investments	67,343	10,351	79,763	4,740	43,103	35,223	70,798	1,336

Net change in unrealized appreciation (depreciation) on investments	66,814	24,929	(140,459)	108,556	316	(20,312)	(177,729)	(124)

Mortality and expense risk charge (Note 3)	(20,504)	(5,036)	(3,038)	(15,542)	(5,248)	(3,030)	(4,402)	(147)
Net increase (decrease) in net assets resulting from operations	541,967	64,358	19,154	298,926	81,531	46,509	20,978	2,119
CONTRACT OWNERS’ TRANSACTIONS

Gross stipulated payments received	–	–	–	–	–	–	–	–

Net transfer from (to) fixed accumulation account	63,790	(358)	(64,045)	(68,680)	94	52,915	(98,414)	–

Transfer between funds	(63,895)	58,853	64,737	1,328	–	(61,875)	62,953	–

Payments to contract owners	(155,097)	(69,066)	(57,818)	(80,953)	(75,159)	(32,774)	(27,966)	(8,836)

Annual maintenance charge (Note 3)	–	–	–	–	–	–	–	–

Surrender charges (Note 3)	–	–	–	–	–	–	–	–

Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(155,202)	(10,571)	(57,126)	(148,305)	(75,065)	(41,734)	(63,427)	(8,836)
TOTAL INCREASE (DECREASE) IN NET ASSETS	386,765	53,787	(37,972)	150,621	6,466	4,775	(42,449)	(6,717)

Net Assets:

Beginning of period	2,299,428	585,427	405,741	1,835,480	666,173	339,904	552,045	22,751
End of period	$2,686,193	$639,214	$367,769	$1,986,101	$672,639	$344,679	$509,596	$16,034

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2020

	ALLIANCE BERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	ARIEL APPRECIATION FUND INVESTOR CLASS	ARIEL FUND INVESTOR CLASS	BLACKROCK FUNDS II CORE BOND PORTFOLIO	BLACKROCK LIQUIDITY FUNDS TEMPFUND	BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	BLACKROCK FUNDS III S&P 500 STOCK FUND	DAVIS VALUE PORTFOLIO
OPERATIONS

Investment Income	$–	$11,484	$6,437	$5,498	$1,278	$3,312	$28,375	$16,237

Capital gain distribution	83,365	173,029	102,581	11,879	–	–	2,253	64,949

Net realized gain (loss) on investments	35,152	26,353	25,543	977	35	(95)	141,409	(64,575)

Net change in unrealized appreciation (depreciation) on investments	201,413	(88,747)	40,551	6,521	3	2,383	135,888	243,377

Mortality and expense risk charge (Note 3)	(8,192)	(14,014)	(13,826)	(2,578)	(2,086)	(1,452)	(14,011)	(17,787)
Net increase (decrease) in net assets resulting from operations	311,738	108,105	161,286	22,297	(770)	4,148	293,914	242,201
CONTRACT OWNERS’ TRANSACTIONS

Gross stipulated payments received	–	–	–	–	–	–	–	–

Net transfer from (to) fixed accumulation account	(2,145)	(18,218)	(31,403)	(64)	13	(8,152)	(21,614)	(37,204)

Transfer between funds	–	(13,996)	(14,225)	–	–	–	1,778	(8,065)

Payments to contract owners	(46,930)	(237,568)	(31,544)	(12,553)	(40,762)	(6,426)	(85,025)	(84,871)

Annual maintenance charge (Note 3)	.	–	–	–	–	–	–	–

Surrender charges (Note 3)	–	–	–	–	–	–	–	–

Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(49,075)	(269,782)	(77,172)	(12,617)	(40,749)	(14,578)	(104,861)	(130,140)
TOTAL INCREASE (DECREASE) IN NET ASSETS	262,663	(161,677)	84,114	9,680	(41,519)	(10,430)	189,053	112,061

Net Assets:

Beginning of period	937,012	2,190,104	2,057,625	316,305	282,897	187,141	1,791,955	2,449,891
End of period	$1,199,675	$2,028,427	$2,141,739	$325,985	$241,378	$176,711	$1,981,008	$2,561,952

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2020

	FIDELITY VIP MID CAP PORTFOLIO SC2	GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS A	TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS

Investment Income	$8,168	$8,322	$–	$–	$8,696	$2,595	$–	$385

Capital gain distribution	–	–	38,905	69,628	35,403	6,116	63,067	407

Net realized gain (loss) on investments	11,461	(822)	28,005	(34,008)	30,496	3,791	27,713	(130)

Net change in unrealized appreciation (depreciation) on investments	340,907	28,702	69,545	331,994	16,379	30,867	80,930	1,617

Mortality and expense risk charge (Note 3)	(16,079)	(4,068)	(3,014)	(12,405)	(4,973)	(2,302)	(3,401)	(160)
Net increase (decrease) in net assets resulting from operations	344,457	32,134	133,441	355,209	86,001	41,067	168,309	2,119
CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	–	–	–	–	–	–	–	–

Net transfer from (to) fixed accumulation account	(43,963)	(303)	(37,412)	(16,614)	(32,388)	4,236	15,795	–

Transfer between funds	(17,669)	(325)	759	(22,509)	(7,237)	(5,856)	(477)	(467)

Payments to contract owners	(212,347)	(6,658)	(234,717)	(58,140)	(19,059)	(12,605)	(16,138)	–

Annual maintenance charge (Note 3)	–	–	–	–	–	–	–	–

Surrender charges (Note 3)	–	–	–	–	–	–	–	–

Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(273,979)	(7,286)	(271,370)	(97,263)	(58,684)	(14,225)	(820)	(467)
TOTAL INCREASE (DECREASE) IN NET ASSETS	70,478	24,848	(137,929)	257,946	27,317	26,842	167,489	1,652

Net Assets:

Beginning of period	2,228,950	560,579	543,670	1,577,534	638,856	313,062	384,556	21,099
End of period	$2,299,428	$585,427	$405,741	$1,835,480	$666,173	$339,904	$552,045	$22,751

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

Notes to the Financial Statements

For the Years Ended December 31, 2021 and December 31, 2020

1. NATURE OF SEPARATE ACCOUNT

Horace Mann Life Insurance Company — Group Annuity Separate Account (the Separate Account), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts. All assets are invested in shares of:

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	FIDELITY VIP MID CAP PORTFOLIO SC2
ARIEL APPRECIATION FUND INVESTOR CLASS	GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES
ARIEL FUND INVESTOR CLASS	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO
BLACKROCK FUNDS II CORE BOND PORTFOLIO	NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS
BLACKROCK LIQUIDITY FUNDS TEMPFUND	PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS A
BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A
BLACKROCK FUNDS III S&P 500 STOCK FUND	T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS
DAVIS VALUE PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND

The funds listed above are collectively referred to as the “Funds”.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.

A contract owner may choose from among a number of different underlying mutual fund options. HMLIC allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value (NAV), then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising out of any other business HMLIC may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

Investments

Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Funds, which in turn value their investment securities at

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

For the Years Ended December 31, 2021 and December 31, 2020

fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.

The Separate Account measures the fair value of its investments on a recurring basis. Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement guidance establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1    Unadjusted quoted prices in active markets for identical assets or liabilities including valuations for securities listed on a national or foreign exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2    Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.

Level 3    Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.

The Separate Account measures the fair value of all its investments using level 1 inputs. For the year ended December 31, 2021, there were no transfers out of Level 1 securities.

Income Taxes

The operations of the Separate Account are taxed as part of the operations of HMLIC, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.

Subsequent Events

Management evaluated subsequent events for the Separate Account through the date the financial statements are issued, and has concluded that there are no events that require financial statement disclosure or adjustments to the financial statements.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges and expenses.

For assuming mortality and expense risks, HMLIC applies a charge through a reduction of unit values. The mortality and expense risk fee is assessed at an annual rate of 0.80% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.35% for expense risk). However, HMLIC reserves the right to change the fee (subject to the 0.80% ceiling) in the future. The fee is computed on a daily basis.

There are no annual maintenance charges and no sales expense charges on purchase payments, surrenders or withdrawals.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

For the Years Ended December 31, 2021 and December 31, 2020

4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES

During the year ended December 31, 2021 purchases and proceeds from sales of fund shares were as follows:

	Purchases	Sales
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	$93,447	$28,781
ARIEL APPRECIATION FUND INVESTOR CLASS	354,408	234,055
ARIEL FUND INVESTOR CLASS	202,055	111,629
BLACKROCK FUNDS II CORE BOND PORTFOLIO	5,803	103,704
BLACKROCK LIQUIDITY FUNDS TEMPFUND	66	13,884
BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	2,253	8,473
BLACKROCK FUNDS III S&P 500 STOCK FUND	180,586	91,088
DAVIS VALUE PORTFOLIO	497,941	530,360
FIDELITY VIP MID CAP PORTFOLIO SC2	492,335	172,383
GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES	97,219	68,361
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	225,343	122,856
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	279,898	237,833
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS A	43,454	37,305
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	99,050	73,964
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	273,345	138,065
WILSHIRE VIT GLOBAL ALLOCATION FUND	1,055	7,647

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

For the Years Ended December 31, 2021 and December 31, 2020

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

Account Division	Units Outstanding at 01/01/2020	Consideration Received 2020	Net Transfers 2020	Payments to Contract Owners 2020	Units Outstanding at 12/31/2020	Consideration Received 2021	Net Transfers 2021	Payments to Contract Owners 2021	Units Outstanding at 12/31/2021
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	11,034	—	(22)	(476)	10,537	—	—	(869)	9,668
ARIEL APPRECIATION FUND INVESTOR CLASS	17,264	—	(311)	(1,938)	15,015	—	5	(1,402)	13,618
ARIEL FUND INVESTOR CLASS	15,331	—	(440)	(268)	14,623	—	337	(1,191)	13,770
BLACKROCK FUNDS II CORE BOND PORTFOLIO	19,005	—	—	(727)	18,278	—	26	(6,027)	12,277
BLACKROCK LIQUIDITY FUNDS TEMPFUND	253,988	—	—	(36,586)	217,402	—	—	(10,865)	206,537
BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	14,000	—	(615)	(473)	12,912	—	34	(523)	12,423
BLACKROCK FUNDS III S&P 500 STOCK FUND	24,599	—	(255)	(1,153)	23,190	—	(452)	(1,698)	21,040
DAVIS VALUE PORTFOLIO	83,017	—	(1,721)	(2,961)	78,335	—	32	(10,734)	67,634
FIDELITY VIP MID CAP PORTFOLIO SC2	25,116	—	(664)	(2,292)	22,160	—	(5)	(1,331)	20,824
GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES	35,124	—	(60)	(444)	34,620	—	3,192	(3,843)	33,970
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	12,085	—	(677)	(4,885)	6,523	—	(33)	(892)	5,598
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	18,091	—	(406)	(635)	17,050	—	(580)	(676)	15,794
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS A	26,783	—	(1,651)	(780)	24,351	—	—	(2,665)	21,687
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	7,454	—	44	(293)	7,205	—	(194)	(615)	6,396
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	4,453	—	120	(139)	4,433	—	(299)	(213)	3,921
WILSHIRE VIT GLOBAL ALLOCATION FUND	829	—	(24)	—	805	—	—	(294)	512

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

For the Years Ended December 31, 2021 and December 31, 2020

6. FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2021

Account Division	Units	Accumulated Unit Value	Net Assets	Expense Ratio *	Investment Income Ratio **	Total Return ***
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	9,668	145.32	1,404,838	0.80%	— %	27.64%
ARIEL APPRECIATION FUND INVESTOR CLASS	13,618	168.70	2,297,141	0.80%	0.47%	24.87%
ARIEL FUND INVESTOR CLASS	13,770	189.42	2,608,197	0.80%	0.05%	29.33%
BLACKROCK FUNDS II CORE BOND PORTFOLIO	12,277	17.40	213,626	0.80%	1.44%	-2.47%
BLACKROCK LIQUIDITY FUNDS TEMPFUND	206,537	1.10	227,506	0.80%	0.03%	-0.90%
BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	12,423	13.51	167,817	0.80%	0.97%	-1.31%
BLACKROCK FUNDS III S&P 500 STOCK FUND	21,040	108.82	2,289,561	0.80%	1.18%	27.38%
DAVIS VALUE PORTFOLIO	67,634	38.24	2,586,075	0.80%	0.60%	16.94%
FIDELITY VIP MID CAP PORTFOLIO SC2	20,824	129.00	2,686,193	0.80%	0.37%	24.31%
GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES	33,970	18.82	639,214	0.80%	3.02%	11.30%
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	5,598	65.69	367,769	0.80%	— %	5.61%
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	15,794	125.75	1,986,101	0.80%	— %	16.81%
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS A	21,687	31.02	672,639	0.80%	0.99%	13.38%
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	6,396	53.89	344,679	0.80%	0.27%	14.25%
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	3,921	129.96	509,596	0.80%	— %	4.34%
WILSHIRE VIT GLOBAL ALLOCATION FUND	512	31.34	16,034	0.80%	0.93%	10.94%

*

These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**

These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.

***

These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

For the Years Ended December 31, 2021 and December 31, 2020

6. FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2020

Account Division	Units	Accumulated Unit Value	Net Assets	Expense Ratio *	Investment Income Ratio **	Total Return ***
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	10,537	113.85	1,199,675	0.80%	— %	34.07%
ARIEL APPRECIATION FUND INVESTOR CLASS	15,015	135.10	2,028,427	0.80%	0.54%	6.50%
ARIEL FUND INVESTOR CLASS	14,623	146.46	2,141,739	0.80%	0.31%	9.13%
BLACKROCK FUNDS II CORE BOND PORTFOLIO	18,278	17.84	325,985	0.80%	1.71%	7.21%
BLACKROCK LIQUIDITY FUNDS TEMPFUND	217,402	1.11	241,378	0.80%	0.49%	0.00%
BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	12,912	13.69	176,711	0.80%	1.82%	2.39%
BLACKROCK FUNDS III S&P 500 STOCK FUND	23,190	85.43	1,981,008	0.80%	1.50%	17.27%
DAVIS VALUE PORTFOLIO	78,335	32.70	2,561,952	0.80%	0.65%	10.81%
FIDELITY VIP MID CAP PORTFOLIO SC2	22,160	103.77	2,299,428	0.80%	0.36%	16.92%
GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES	34,620	16.91	585,427	0.80%	1.45%	5.95%
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	6,523	62.20	405,741	0.80%	— %	38.25%
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	17,050	107.65	1,835,480	0.80%	— %	23.45%
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS A	24,351	27.36	666,173	0.80%	1.33%	14.72%
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	7,205	47.17	339,904	0.80%	0.79%	12.31%
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	4,433	124.55	552,045	0.80%	— %	44.21%
WILSHIRE VIT GLOBAL ALLOCATION FUND	805	28.25	22,751	0.80%	1.76%	11.05%

*

These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**

These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.

***

These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

For the Years Ended December 31, 2021 and December 31, 2020

6. FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2019

Account Division	Units	Accumulated Unit Value	Net Assets	Expense Ratio *	Investment Income Ratio **	Total Return ***
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	11,034	84.92	937,012	0.80%	— %	33.31%
ARIEL APPRECIATION FUND INVESTOR CLASS	17,264	126.86	2,190,104	0.80%	0.99%	23.61%
ARIEL FUND INVESTOR CLASS	15,331	134.21	2,057,625	0.80%	0.89%	23.68%
BLACKROCK FUNDS II CORE BOND PORTFOLIO	19,005	16.64	316,305	0.80%	2.68%	8.69%
BLACKROCK LIQUIDITY FUNDS TEMPFUND	253,988	13.37	282,897	0.80%	2.16%	0.91%
BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	14,000	13.37	187,141	0.80%	2.41%	3.72%
BLACKROCK FUNDS III S&P 500 STOCK FUND	24,599	72.85	1,791,955	0.80%	2.04%	30.16%
DAVIS VALUE PORTFOLIO	83,017	29.51	2,449,891	0.80%	1.63%	30.11%
FIDELITY VIP MID CAP PORTFOLIO SC2	25,116	88.75	2,228,950	0.80%	0.67%	22.19%
GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES	35,124	15.96	560,579	0.80%	2.38%	17.53%
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	12,085	44.99	543,670	0.80%	— %	35.31%
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	18,091	87.20	1,577,534	0.80%	— %	27.97%
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS A	26,783	23.85	638,856	0.80%	1.62%	23.32%
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	7,454	42.00	313,062	0.80%	0.94%	23.53%
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	4,453	86.37	384,556	0.80%	0.63%	44.17%
WILSHIRE VIT GLOBAL ALLOCATION FUND	829	25.44	21,099	0.80%	1.24%	17.45%

*

These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**

These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.

***

These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

For the Years Ended December 31, 2021 and December 31, 2020

6. FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2018

Account Division	Units	Accumulated Unit Value	Net Assets	Expense Ratio *	Investment Income Ratio **	Total Return ***
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	11,345	63.70	722,650	0.80%	—%	1.5%
ARIEL APPRECIATION FUND INVESTOR CLASS	18,903	102.63	1,939,981	0.80%	0.95%	(14.7)%
ARIEL FUND INVESTOR CLASS	16,612	108.51	1,802,595	0.80%	0.92%	(14.4)%
BLACKROCK FUNDS II CORE BOND PORTFOLIO	19,844	15.31	303,899	0.80%	2.52%	(1.7)%
BLACKROCK LIQUIDITY FUNDS TEMPFUND	329,392	1.10	361,837	0.80%	1.87%	0.9%
BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	14,360	12.89	185,002	0.80%	2.23%	— %
BLACKROCK FUNDS III S&P 500 STOCK FUND	25,367	55.97	1,419,879	0.80%	1.76%	(5.3)%
DAVIS VALUE PORTFOLIO	90,284	22.68	2,047,389	0.80%	0.92%	(14.3)%
FIDELITY VIP MID CAP PORTFOLIO SC2	29,958	72.63	2,175,706	0.80%	0.43%	(15.5)%
GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	39,843	13.58	541,123	0.80%	1.95%	(16.9)%
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	12,839	33.25	426,910	0.80%	—%	(3.7)%
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	19,582	68.14	1,334,401	0.80%	—%	(7.7)%
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS A	28,022	19.34	541,818	0.80%	0.99%	(3.6)%
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	8,140	34.00	276,797	0.80%	0.71%	(17.3)%
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	4,154	59.91	248,855	0.80%	—%	(8.0)%
WILSHIRE VIT GLOBAL ALLOCATION FUND	1,508	21.66	32,652	0.80%	2.09%	(8.0)%

*

These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**

These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.

***

These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

For the Years Ended December 31, 2021 and December 31, 2020

6. FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2017

Account Division	Units	Accumulated Unit Value	Net Assets	Expense Ratio*	Investment Income Ratio**	Total Return***
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	12,782	62.75	802,131	0.80%	-%	30.62%
ARIEL APPRECIATION FUND	20,609	120.29	2,479,091	0.80%	0.82%	14.18%
ARIEL FUND	18,423	126.72	2,334,551	0.80%	0.70%	14.97%
BLACKROCK FUNDS II CORE BOND PORTFOLIO	21,211	15.57	330,229	0.80%	2.46%	2.17%
BLACKROCK LIQUIDITY FUNDS TEMPFUND	349,419	1.09	379,806	0.80%	1.04%	0.93%
BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	15,490	12.89	199,693	0.80%	1.62%	0.86%
BLACKROCK FUNDS III S&P 500 STOCK FUND	25,133	59.12	1,485,866	0.80%	1.66%	20.58%
DAVIS VALUE PORTFOLIO	94,029	26.46	2,488,073	0.80%	0.74%	21.66%
FIDELITY VIP MID CAP PORTFOLIO SC2	32,953	85.91	2,830,868	0.80%	0.48%	19.59%
GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND INSTITUTIONAL	43,629	16.35	713,521	0.80%	1.82%	25.58
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	11,207	34.52	386,829	0.80%	-%	21.94%
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	20,586	73.85	1,520,331	0.80%	-%	14.30%
PUTNAM VT GEORGE PUTNAM BALANCED FUND	32,682	20.06	655,497	0.80%	1.76%	14.37%
TEMPLETON GLOBAL SMALLER COMPANIES FUND	8,430	41.10	346,515	0.80%	1.99%	33.01%
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	5,120	65.10	333,295	0.80%	-%	37.75%
WILSHIRE VIT GLOBAL ALLOCATION FUND	2,089	23.55	49,196	0.80%	2.56%	14.26%

*

These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**

These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.

***

These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.